Summary of Pre-tax Impact of Derivative Instruments on Condensed Consolidated Statements of Comprehensive (Loss) Income (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ (1,526)	$ 1,444
Realized (loss) gain on derivative instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	(1,526)	1,444
Unrealized loss on derivative instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	(14,937)	$ (5,738)
Other comprehensive loss | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	(8,858)
Interest and debt income (expense), net | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ 62